Schedule of Investments
March 31, 2020 (unaudited)

Moderate Allocation Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - 32.0%

Communication Services - 2.7%
Activision Blizzard, Inc.	3,593	213,712
Alphabet, Inc. - Class A (2)	210	244,010
Alphabet, Inc. - Class C (2)	908	1,055,831
AT&T, Inc.	19,176	558,980
ATN International, Inc.	4	235
Cardlytics, Inc. (2)	25	874
CenturyLink, Inc.	1,738	16,441
Cogent Communications Holdings, Inc.	908	74,429
Comcast Corp. - Class A	3,407	117,133
Consolidated Communications Holdings, Inc.	562	2,557
Cumulus Media, Inc. (2)	12	65
Electronic Arts, Inc. (2)	1,607	160,973
Facebook, Inc. (2)	3,839	640,345
Frontier Communications Corp. (2)	1,310	498
GCI Liberty, Inc. - Class A (2)	18	1,025
IDT Corp. - Class B (2)	299	1,621
Lee Enterprises, Inc. (2)	1,275	1,253
Liberty Latin America, Ltd. - Class A (2)	328	3,451
Liberty TripAdvisor Holdings, Inc. (2)	2,128	3,830
Marcus Corp./The	331	4,078
MDC Partners, Inc. (2)	390	566
National CineMedia, Inc.	437	1,425
Shenandoah Telecommunications Co.	334	16,450
Take-Two Interactive Software, Inc. (2)	55	6,524
TEGNA, Inc.	557	6,049
Telephone and Data Systems, Inc.	1,171	19,626
T-Mobile US, Inc. (2)	4,922	412,956
Tribune Publishing Co.	109	884
Verizon Communications, Inc.	12,298	660,772
Walt Disney Co./The	465	44,919

		4,271,512

Consumer Discretionary - 3.6%
Acushnet Holdings Corp.	448	11,523
Amazon.com, Inc. (2)	828	1,614,368
America's Car-Mart, Inc./TX (2)	74	4,170
AutoZone, Inc. (2)	42	35,532
Bassett Furniture Industries, Inc. (2)	250	1,363
BBX Capital Corp.	1,181	2,728
Beazer Homes USA, Inc. (2)	71	457
Best Buy Co., Inc.	1,705	97,185
Big Lots, Inc.	39	555
Biglari Holdings, Inc. - Class B (2)	9	463
Bloomin' Brands, Inc.	1,427	10,189
Booking Holdings, Inc. (2)	335	450,682
Burlington Stores, Inc. (2)	224	35,495
Camping World Holdings, Inc.	253	1,440
Cato Corp./The	2	21
Centric Brands, Inc. (2)	349	391
Citi Trends, Inc.	182	1,620
Crocs, Inc. (2)	387	6,575
Dana, Inc.	679	5,303
Deckers Outdoor Corp. (2)	89	11,926
Dollar General Corp.	1,377	207,941
Domino's Pizza, Inc.	253	81,990
eBay, Inc.	5,910	177,655
Everi Holdings, Inc. (2)	989	3,264
frontdoor, Inc. (2)	30	1,043
Garmin, Ltd.	329	24,662
General Motors Co.	16,519	343,265
Gentex Corp.	1,149	25,462
Golden Entertainment, Inc. (2)	144	952
Green Brick Partners, Inc. (2)	26	209
Greenlane Holdings, Inc. (2)	144	248
Helen of Troy, Ltd. (2)	2	288

Home Depot, Inc./The	2,285	426,632
Inspired Entertainment, Inc. (2)	90	304
J Alexander's Holdings, Inc. (2)	145	555
KB Home	3,339	60,436
Kirkland's, Inc. (2)	677	524
Leaf Group, Ltd. (2)	15	20
Lear Corp.	481	39,081
Lennar Corp.	1,608	61,426
Lifetime Brands, Inc.	34	192
LKQ Corp. (2)	2,090	42,866
Lululemon Athletica, Inc. (2)	1,276	241,866
M/I Homes, Inc. (2)	225	3,719
Malibu Boats, Inc. (2)	439	12,639
MarineMax, Inc. (2)	93	969
MasterCraft Boat Holdings, Inc. (2)	165	1,205
MDC Holdings, Inc.	136	3,155
Meritage Homes Corp. (2)	179	6,535
Michaels Cos., Inc./The (2)	173	280
Murphy USA, Inc. (2)	141	11,895
Nathan's Famous, Inc.	23	1,403
NIKE, Inc. - Class B	5,998	496,275
Norwegian Cruise Line Holdings, Ltd. (2)	241	2,641
NVR, Inc. (2)	16	41,106
Office Depot, Inc.	2,064	3,385
Papa John's International, Inc.	44	2,348
Penn National Gaming, Inc. (2)	724	9,159
PetMed Express, Inc.	198	5,698
PulteGroup, Inc.	1,336	29,820
PVH Corp.	87	3,275
Quotient Technology, Inc. (2)	284	1,846
Ralph Lauren Corp.	89	5,948
RCI Hospitality Holdings, Inc.	226	2,253
Rent-A-Center, Inc./TX	1,099	15,540
RH (2)	9	904
Rocky Brands, Inc.	188	3,638
Ross Stores, Inc.	4,365	379,624
RTW Retailwinds, Inc. (2)	450	95
Signet Jewelers, Ltd.	52	335
Sportsman's Warehouse Holdings, Inc. (2)	777	4,786
Stamps.com, Inc. (2)	29	3,772
Stoneridge, Inc. (2)	139	2,328
Strategic Education, Inc.	5	699
Superior Industries International, Inc.	12	14
Tailored Brands, Inc. (3)	290	505
Tapestry, Inc.	42	544
Target Corp.	4,347	404,141
Taylor Morrison Home Corp. (2)	897	9,867
Tempur Sealy International, Inc. (2)	8	350
Texas Roadhouse, Inc.	490	20,237
Tile Shop Holdings, Inc.	163	142
Tilly's, Inc. - Class A	158	653
TJX Cos., Inc./The	1,567	74,918
Toll Brothers, Inc.	583	11,223
TopBuild Corp. (2)	143	10,245
Town Sports International Holdings, Inc. (2)	961	481
Tupperware Brands Corp.	492	797
Twin River Worldwide Holdings, Inc.	173	2,251
Waitr Holdings, Inc. (2)	260	320
Winnebago Industries, Inc.	50	1,391

		5,628,221

Consumer Staples - 1.9%
Alico, Inc.	21	652
Casey's General Stores, Inc.	259	34,315
Coca-Cola Co./The	1,649	72,968
Coca-Cola Consolidated, Inc.	7	1,460
Conagra Brands, Inc.	500	14,670
Costco Wholesale Corp.	787	224,397
Darling Ingredients, Inc. (2)	719	13,783
Fresh Del Monte Produce, Inc.	94	2,595
General Mills, Inc.	7,428	391,976
Hershey Co./The	1,960	259,700
Ingles Markets, Inc.	10	362
Ingredion, Inc.	111	8,381
John B Sanfilippo & Son, Inc.	2	179
Kroger Co./The	1,500	45,180
Lamb Weston Holdings, Inc.	1,583	90,389

Molson Coors Beverage Co.	2,200	85,822
Mondelez International, Inc.	816	40,865
PepsiCo, Inc.	5,746	690,095
Performance Food Group Co. (2)	1,451	35,869
Pilgrim's Pride Corp. (2)	701	12,702
Procter & Gamble Co./The	917	100,870
SpartanNash Co.	841	12,043
Sysco Corp.	3,409	155,553
Tyson Foods, Inc.	3,499	202,487
US Foods Holding Corp. (2)	137	2,426
Walmart, Inc.	4,596	522,198
Youngevity International, Inc. (2)	275	193

		3,022,130

Energy - 0.6%
Altus Midstream Co. (2)	651	488
Amplify Energy Corp.	572	324
Antero Resources Corp. (2)	1,400	998
Archrock, Inc.	438	1,647
Ardmore Shipping Corp.	241	1,265
Brigham Minerals, Inc.	333	2,754
Cabot Oil & Gas Corp.	1,110	19,081
Cactus, Inc.	248	2,877
Chesapeake Energy Corp. (2)	600	104
Chevron Corp.	1,802	130,573
CNX Resources Corp. (2)	260	1,383
ConocoPhillips	9,702	298,822
CVR Energy, Inc.	3	50
DHT Holdings, Inc.	613	4,702
Dorian LPG, Ltd. (2)	320	2,787
Era Group, Inc. (2)	33	176
Exterran Corp. (2)	129	619
Extraction Oil & Gas, Inc. (2)	87	37
Exxon Mobil Corp.	3,241	123,061
Frank's International NV (2)	291	754
Gulfport Energy Corp. (2)	776	345
Hallador Energy Co.	121	115
HollyFrontier Corp.	235	5,760
International Seaways, Inc.	314	7,501
Kinder Morgan, Inc.	7,596	105,736
KLX Energy Services Holdings, Inc. (2)	67	47
Liberty Oilfield Services, Inc.	291	783
Marathon Petroleum Corp.	2,250	53,145
Matrix Service Co. (2)	67	634
NexTier Oilfield Solutions, Inc. (2)	354	414
Nordic American Tankers, Ltd.	607	2,750
Oasis Petroleum, Inc. (2)	252	88
ONEOK, Inc.	2,609	56,902
Overseas Shipholding Group, Inc. (2)	247	561
Pacific Ethanol, Inc. (2)	708	184
Par Pacific Holdings, Inc. (2)	65	462
Patterson-UTI Energy, Inc.	1,676	3,939
PBF Energy, Inc.	569	4,029
PDC Energy, Inc. (2)	28	174
Peabody Energy Corp.	408	1,183
Pioneer Natural Resources Co.	216	15,152
Profire Energy, Inc. (2)	11	9
Renewable Energy Group, Inc. (2)	144	2,956
SEACOR Holdings, Inc. (2)	138	3,720
SEACOR Marine Holdings, Inc. (2)	130	569
Southwestern Energy Co. (2)	1,286	2,173
Superior Energy Services, Inc. (2)	64	94
Teekay Corp.	502	1,586
Teekay Tankers, Ltd.	416	9,252
Valero Energy Corp.	1,633	74,073
Westmoreland Coal Co. (2)	773	11
Whiting Petroleum Corp. (2)	177	119
World Fuel Services Corp.	579	14,579

		961,547

Financials - 3.2%
Allstate Corp./The	3,815	349,950
American Equity Investment Life Holding Co.	286	5,377
Artisan Partners Asset Management, Inc.	1,299	27,916
Ashford, Inc. (2)	166	955
Athene Holding, Ltd. (2)	61	1,514

B Riley Financial, Inc.	93	1,713
Bank of America Corp.	17,325	367,810
Berkshire Hathaway, Inc. - Class B (2)	5,375	982,711
Brightsphere Investment Group, Inc.	576	3,681
C&F Financial Corp.	65	2,594
Cannae Holdings, Inc. (2)	594	19,893
Capital One Financial Corp.	777	39,176
Chimera Investment Corp.	3,779	34,389
Cincinnati Financial Corp.	790	59,606
Citizens Financial Group, Inc.	7,625	143,426
Civista Bancshares, Inc.	28	419
CNO Financial Group, Inc.	741	9,181
Cohen & Steers, Inc.	194	8,817
Curo Group Holdings Corp.	215	1,140
Diamond Hill Investment Group, Inc.	15	1,354
Donegal Group, Inc.	69	1,049
Elevate Credit, Inc. (2)	771	802
Ellington Financial, Inc.	1,342	7,663
Employers Holdings, Inc.	914	37,026
Enterprise Bancorp, Inc./MA	11	297
Esquire Financial Holdings, Inc. (2)	69	1,038
ESSA Bancorp, Inc.	11	150
Essent Group, Ltd.	816	21,493
Farmers National Banc Corp.	297	3,454
FGL Holdings	176	1,725
Fidelity National Financial, Inc.	4,102	102,058
Fifth Third Bancorp	16,101	239,100
First American Financial Corp.	1,158	49,111
First Financial Corp./IN	112	3,777
FirstCash, Inc.	145	10,402
FNCB Bancorp, Inc.	124	857
Great Ajax Corp.	763	4,853
Hallmark Financial Services, Inc. (2)	145	586
Hanover Insurance Group, Inc./The	462	41,848
Hartford Financial Services Group, Inc./The	197	6,942
HBT Financial, Inc.	215	2,264
Hilltop Holdings, Inc.	759	11,476
HomeStreet, Inc.	1,446	32,145
Houlihan Lokey, Inc.	23	1,199
Independent Bank Corp./MI	211	2,716
INTL. FCStone, Inc. (2)	327	11,857
Invesco Mortgage Capital, Inc.	4,997	17,040
JPMorgan Chase & Co.	8,075	726,992
Kinsale Capital Group, Inc.	1	105
LPL Financial Holdings, Inc.	452	24,602
Markel Corp. (2)	120	111,347
Medley Management, Inc.	271	184
MetLife, Inc.	1,110	33,933
MGIC Investment Corp.	4,849	30,791
Mid Penn Bancorp, Inc.	3	61
MSCI, Inc.	253	73,107
NewStar Financial Contingent Value Rights (2)	31	0
NI Holdings, Inc. (2)	219	2,970
Nicolet Bankshares, Inc. (2)	84	4,585
Northeast Bank	55	641
Northrim BanCorp, Inc.	388	10,476
Ocwen Financial Corp. (2)	240	120
Old Republic International Corp.	636	9,699
OneMain Holdings, Inc.	948	18,126
Oppenheimer Holdings, Inc.	998	19,720
Opus Bank	88	1,525
Parke Bancorp, Inc.	72	971
PennyMac Financial Services, Inc.	329	7,274
PNC Financial Services Group, Inc./The	4,543	434,856
Popular, Inc.	1,916	67,060
ProSight Global, Inc. (2)	372	3,627
Prudential Financial, Inc.	2,007	104,645
Pzena Investment Management, Inc.	929	4,143
Radian Group, Inc.	3,953	51,191
RBB Bancorp	151	2,072
Regions Financial Corp.	20,438	183,329
Santander Consumer USA Holdings, Inc.	181	2,518
Silvercrest Asset Management Group, Inc.	99	937
Stewart Information Services Corp.	577	15,389
Summit Financial Group, Inc.	96	2,036
Synchrony Financial	5,139	82,687
TPG RE Finance Trust, Inc.	352	1,932
Triumph Bancorp, Inc. (2)	191	4,966

Unity Bancorp, Inc.	10	117
Unum Group	54	811
Walker & Dunlop, Inc.	398	16,027
Watford Holdings, Ltd. (2)	68	996
Western Alliance Bancorp	1,980	60,608
WR Berkley Corp.	1,637	85,402

		4,877,128

Healthcare - 6.7%
Abbott Laboratories	2,091	165,001
AbbVie, Inc.	5,660	431,235
ACADIA Pharmaceuticals, Inc. (2)	314	13,267
Acceleron Pharma, Inc. (2)	251	22,557
AcelRx Pharmaceuticals, Inc. (2)	2,706	3,193
Acer Therapeutics, Inc. (2)	175	348
Aclaris Therapeutics, Inc. (2)	436	453
Aduro Biotech, Inc. (2)	411	1,126
Adverum Biotechnologies, Inc. (2)	15	147
Affimed NV (2)	1,225	1,936
Agenus, Inc. (2)	998	2,445
AgeX Therapeutics, Inc. (2)	108	100
Agilent Technologies, Inc.	1,739	124,547
Akcea Therapeutics, Inc. (2)	316	4,519
Akebia Therapeutics, Inc. (2)	424	3,214
Akorn, Inc. (2)	513	288
Alector, Inc. (2)	65	1,568
Alexion Pharmaceuticals, Inc. (2)	1,507	135,314
Alkermes PLC (2)	935	13,483
Allergan PLC	2,596	459,752
Alnylam Pharmaceuticals, Inc. (2)	414	45,064
Amedisys, Inc. (2)	133	24,411
AmerisourceBergen Corp.	1,161	102,749
Amgen, Inc.	2,598	526,693
Amneal Pharmaceuticals, Inc. (2)	717	2,495
Anavex Life Sciences Corp. (2)	103	324
AngioDynamics, Inc. (2)	486	5,069
Aprea Therapeutics, Inc. (2)	3	104
Arcus Biosciences, Inc. (2)	200	2,776
Ardelyx, Inc. (2)	523	2,973
Arena Pharmaceuticals, Inc. (2)	60	2,520
Arrowhead Pharmaceuticals, Inc. (2)	147	4,229
Arvinas, Inc. (2)	225	9,068
Assertio Therapeutics, Inc. (2)	874	568
Athersys, Inc. (2)	1,694	5,082
AtriCure, Inc. (2)	144	4,837
Avantor, Inc. (2)	574	7,169
Avid Bioservices, Inc. (2)	90	460
Axcella Health, Inc. (2)	118	404
Axsome Therapeutics, Inc. (2)	103	6,059
Baxter International, Inc.	653	53,017
BioDelivery Sciences International, Inc. (2)	1,905	7,220
Biogen, Inc. (2)	1,509	477,417
BioMarin Pharmaceutical, Inc. (2)	145	12,253
Bio-Rad Laboratories, Inc. (2)	8	2,804
BioSpecifics Technologies Corp. (2)	40	2,263
Bioxcel Therapeutics, Inc. (2)	13	291
Bristol-Myers Squibb Co.	5,623	313,426
Calithera Biosciences, Inc. (2)	321	1,425
Calyxt, Inc. (2)	83	276
Cardinal Health, Inc.	1,457	69,849
CASI Pharmaceuticals, Inc. (2)	90	184
Catalent, Inc. (2)	1,986	103,173
Catalyst Pharmaceuticals, Inc. (2)	799	3,076
cbdMD, Inc. (2)	755	702
Celcuity, Inc. (2)	82	533
CEL-SCI Corp. (2)	45	519
Centogene NV (2)	33	660
Cerecor, Inc. (2)	197	489
Cerner Corp.	2,980	187,710
Chemed Corp.	124	53,717
ChemoCentryx, Inc. (2)	188	7,554
Chiasma, Inc. (2)	302	1,102
Coherus Biosciences, Inc. (2)	345	5,596
Collegium Pharmaceutical, Inc. (2)	148	2,417
Community Health Systems, Inc. (2)	4	13
Computer Programs and Systems, Inc.	83	1,847

Concert Pharmaceuticals, Inc. (2)	125	1,105
Conformis, Inc. (2)	569	358
CONMED Corp.	281	16,093
Constellation Pharmaceuticals, Inc. (2)	22	691
Corium International Contingent Value Rights (2)	50	0
Cue Biopharma, Inc. (2)	389	5,520
CVS Health Corp.	5,576	330,824
Cytokinetics, Inc. (2)	15	177
CytomX Therapeutics, Inc. (2)	384	2,945
DaVita, Inc. (2)	781	59,403
Deciphera Pharmaceuticals, Inc. (2)	44	1,811
DENTSPLY SIRONA, Inc.	896	34,792
DexCom, Inc. (2)	153	41,198
Dicerna Pharmaceuticals, Inc. (2)	157	2,884
Elanco Animal Health, Inc. Contingent Value Rights (2)	162	0
ElectroCore, Inc. (2)	30	29
Eli Lilly and Co.	3,361	466,238
Emergent BioSolutions, Inc. (2)	274	15,854
Encompass Health Corp.	149	9,540
Endo International PLC (2)	1,184	4,381
Enochian Biosciences, Inc. (2)	37	111
Envista Holdings Corp. (2)	89	1,330
Exagen, Inc. (2)	10	159
Exelixis, Inc. (2)	1,643	28,292
Fate Therapeutics, Inc. (2)	168	3,731
Fulcrum Therapeutics, Inc. (2)	40	478
Galectin Therapeutics, Inc. (2)	186	365
Geron Corp. (2)	1,211	1,441
Gilead Sciences, Inc.	6,955	519,956
Globus Medical, Inc. (2)	782	33,258
Harvard Bioscience, Inc. (2)	12	27
HCA Healthcare, Inc.	609	54,719
HealthStream, Inc. (2)	5	120
Hill-Rom Holdings, Inc.	889	89,433
Hookipa Pharma, Inc. (2)	33	272
Horizon Therapeutics Plc (2)	552	16,350
Humana, Inc.	1,235	387,815
ICU Medical, Inc. (2)	18	3,632
ImmunoGen, Inc. (2)	729	2,486
Incyte Corp. (2)	521	38,153
Inspire Medical Systems, Inc. (2)	27	1,628
Insulet Corp. (2)	129	21,373
Integer Holdings Corp. (2)	113	7,103
Iovance Biotherapeutics, Inc. (2)	290	8,681
Jazz Pharmaceuticals PLC (2)	83	8,278
Johnson & Johnson	6,121	802,647
Jounce Therapeutics, Inc. (2)	27	128
Kadmon Holdings, Inc. (2)	765	3,205
Karuna Therapeutics, Inc. (2)	5	360
Karyopharm Therapeutics, Inc. (2)	307	5,897
Kodiak Sciences, Inc. (2)	50	2,385
Krystal Biotech, Inc. (2)	17	735
Lannett Co., Inc. (2)	168	1,168
LHC Group, Inc. (2)	87	12,197
LogicBio Therapeutics, Inc. (2)	19	94
Luminex Corp.	152	4,185
Mallinckrodt PLC (2)(3)	490	970
MannKind Corp. (2)	564	581
Marinus Pharmaceuticals, Inc. (2)	423	859
Masimo Corp. (2)	231	40,915
Medtronic PLC	6,583	593,655
MEI Pharma, Inc. (2)	82	132
Menlo Therapeutics, Inc. (2)	284	761
Merck & Co., Inc.	8,948	688,459
Meridian Bioscience, Inc.	207	1,739
Mersana Therapeutics, Inc. (2)	128	746
Minerva Neurosciences, Inc. (2)	242	1,457
Moderna, Inc. (2)	641	19,198
Molecular Templates, Inc. (2)	266	3,535
Momenta Pharmaceuticals, Inc. (2)	589	16,021
Morphic Holding, Inc. (2)	98	1,439
Mylan NV (2)	954	14,224
Natera, Inc. (2)	221	6,599
National Research Corp.	20	910
Natus Medical, Inc. (2)	159	3,678
Neon Therapeutics, Inc. (2)	49	129
Neurocrine Biosciences, Inc. (2)	744	64,393
Nevro Corp. (2)	47	4,699

NextCure, Inc. (2)	6	222
NGM Biopharmaceuticals, Inc. (2)	115	1,418
Odonate Therapeutics, Inc. (2)	93	2,568
Oncocyte Corp. (2)	240	588
Oncternal Therapeutics, Inc. (2)	232	680
OPKO Health, Inc. (2)	1,007	1,349
OraSure Technologies, Inc. (2)	431	4,638
Organogenesis Holdings, Inc. (2)	140	452
Osmotica Pharmaceuticals PLC (2)	431	1,371
Owens & Minor, Inc.	91	833
Pacira BioSciences, Inc. (2)	284	9,523
Palatin Technologies, Inc. (2)	1,854	785
PDL BioPharma, Inc. (2)	1,080	3,046
Perrigo Co. PLC	698	33,567
Pfenex, Inc. (2)	128	1,129
Pfizer, Inc.	13,035	425,462
Phibro Animal Health Corp.	417	10,079
Pieris Pharmaceuticals, Inc. (2)	566	1,290
PolarityTE, Inc. (2)	252	272
PRA Health Sciences, Inc. (2)	249	20,677
Principia Biopharma, Inc. (2)	33	1,960
Prothena Corp. PLC (2)	138	1,477
PTC Therapeutics, Inc. (2)	96	4,283
Quest Diagnostics, Inc.	73	5,862
Quidel Corp. (2)	139	13,596
Radius Health, Inc. (2)	303	3,939
Recro Pharma, Inc. (2)	548	4,477
Regeneron Pharmaceuticals, Inc. (2)	263	128,420
Replimune Group, Inc. (2)	44	439
ResMed, Inc.	602	88,669
resTORbio, Inc. (2)	165	170
Revance Therapeutics, Inc. (2)	197	2,916
Rigel Pharmaceuticals, Inc. (2)	1,749	2,728
SeaSpine Holdings Corp. (2)	12	98
Seattle Genetics, Inc. (2)	332	38,306
Select Medical Holdings Corp. (2)	50	750
Senseonics Holdings, Inc. (2)	145	92
STERIS PLC	590	82,582
Strongbridge Biopharma PLC (2)	715	1,351
Stryker Corp.	2,777	462,343
Sutro Biopharma, Inc. (2)	107	1,091
Syndax Pharmaceuticals, Inc. (2)	72	790
Syneos Health, Inc. (2)	20	788
Teladoc Health, Inc. (2)	208	32,242
Tenet Healthcare Corp. (2)	525	7,560
TransEnterix, Inc. (2)	359	126
Twist Bioscience Corp. (2)	69	2,110
United Therapeutics Corp. (2)	387	36,697
UnitedHealth Group, Inc.	861	214,716
Vanda Pharmaceuticals, Inc. (2)	103	1,067
Veracyte, Inc. (2)	108	2,625
Verrica Pharmaceuticals, Inc. (2)	219	2,394
Vertex Pharmaceuticals, Inc. (2)	786	187,029
West Pharmaceutical Services, Inc.	149	22,685
XBiotech, Inc. (2)	197	2,092
Xencor, Inc. (2)	14	418
Y-mAbs Therapeutics, Inc. (2)	43	1,122
Zimmer Biomet Holdings, Inc.	2,045	206,709
Zoetis, Inc.	2,541	299,050

		10,353,932

Industrials - 2.0%
Allison Transmission Holdings, Inc.	2,147	70,014
Arcosa, Inc.	660	26,228
Armstrong World Industries, Inc.	13	1,032
Atkore International Group, Inc. (2)	444	9,355
AZZ, Inc.	62	1,743
Barrett Business Services, Inc.	38	1,506
BG Staffing, Inc.	36	269
BMC Stock Holdings, Inc. (2)	35	621
Builders FirstSource, Inc. (2)	894	10,934
BWX Technologies, Inc.	370	18,023
Carlisle Cos., Inc.	90	11,275
CBIZ, Inc. (2)	1,126	23,556
Comfort Systems USA, Inc.	289	10,563
Commercial Vehicle Group, Inc. (2)	848	1,280

Copa Holdings SA	347	15,716
Copart, Inc. (2)	1,848	126,625
CoStar Group, Inc. (2)	67	39,343
CRA International, Inc.	13	434
Cummins, Inc.	2,898	392,157
Daseke, Inc. (2)	182	255
Delta Air Lines, Inc.	117	3,338
Douglas Dynamics, Inc.	81	2,876
Ducommun, Inc. (2)	32	795
EMCOR Group, Inc.	969	59,419
Exponent, Inc.	110	7,910
Federal Signal Corp.	1,843	50,277
Fortune Brands Home & Security, Inc.	1,671	72,271
FTI Consulting, Inc. (2)	507	60,723
Generac Holdings, Inc. (2)	444	41,367
GMS, Inc. (2)	130	2,045
Graco, Inc.	3,071	149,650
GrafTech International, Ltd.	515	4,182
H&E Equipment Services, Inc.	39	573
HNI Corp.	265	6,675
Howmet Aerospace, Inc.	3,638	58,426
Hub Group, Inc. (2)	563	25,600
Illinois Tool Works, Inc.	1,098	156,048
ITT, Inc.	1,269	57,562
Jacobs Engineering Group, Inc.	1,628	129,052
JetBlue Airways Corp. (2)	22	197
Johnson Controls International plc	145	3,909
Kansas City Southern	1,429	181,740
Kelly Services, Inc. - Class A	75	952
Kimball International, Inc. - Class B	727	8,659
Knoll, Inc.	47	485
LB Foster Co. - Class A (2)	38	470
Lockheed Martin Corp.	1,097	371,828
LSC Communications, Inc.	1,143	103
ManpowerGroup, Inc.	687	36,404
Masonite International Corp. (2)	64	3,037
MasTec, Inc. (2)	11	360
Matson, Inc.	64	1,960
Maxar Technologies, Inc.	215	2,296
Miller Industries, Inc./TN	443	12,528
Moog, Inc.	12	606
Norfolk Southern Corp.	2,316	338,136
Northwest Pipe Co. (2)	52	1,157
Oshkosh Corp.	926	59,570
PACCAR, Inc.	1,599	97,747
Park-Ohio Holdings Corp.	85	1,610
Patrick Industries, Inc.	139	3,914
Plug Power, Inc. (2)	28	99
Powell Industries, Inc.	10	257
Primoris Services Corp.	130	2,067
Quad/Graphics, Inc.	482	1,215
Quanex Building Products Corp.	118	1,189
Quanta Services, Inc.	733	23,258
Rexnord Corp.	2,560	58,035
RR Donnelley & Sons Co.	897	860
Rush Enterprises, Inc.	41	1,309
Safe Bulkers, Inc. (2)	451	537
Southwest Airlines Co.	1,946	69,297
Steelcase, Inc. - Class A	356	3,514
Teledyne Technologies, Inc. (2)	119	35,375
Tetra Tech, Inc.	59	4,167
Timken Co./The	1,236	39,972
Triton International, Ltd./Bermuda	1,399	36,192
TrueBlue, Inc. (2)	495	6,316
Union Pacific Corp.	323	45,556
Universal Forest Products, Inc.	151	5,616
Vectrus, Inc. (2)	159	6,584
Willis Lease Finance Corp. (2)	4	106
WW Grainger, Inc.	224	55,664
XPO Logistics, Inc. (2)	316	15,405

		3,189,976

Information Technology - 9.0%
A10 Networks, Inc. (2)	138	857
Adobe, Inc. (2)	1,644	523,187
Akamai Technologies, Inc. (2)	556	50,868
Alteryx, Inc. (2)	66	6,281

American Software, Inc./GA	97	1,378
Amkor Technology, Inc. (2)	1,604	12,495
Anixter International, Inc. (2)	398	34,972
ANSYS, Inc. (2)	111	25,804
Apple, Inc.	9,112	2,317,090
Applied Materials, Inc.	9,881	452,747
AstroNova, Inc.	279	2,165
Autodesk, Inc. (2)	1,201	187,476
Avid Technology, Inc. (2)	784	5,276
Avnet, Inc.	2,251	56,500
Benchmark Electronics, Inc.	300	5,997
Booz Allen Hamilton Holding Corp.	845	58,001
Broadcom, Inc.	536	127,086
CACI International, Inc. - Class A (2)	169	35,684
Cadence Design Systems, Inc. (2)	2,132	140,797
Calix, Inc. (2)	22	156
Cambium Networks Corp. (2)	685	3,836
CDK Global, Inc.	1,446	47,501
CDW Corp./DE	628	58,574
Cerence, Inc. (2)	133	2,048
ChannelAdvisor Corp. (2)	128	929
Cirrus Logic, Inc. (2)	961	63,070
Cisco Systems, Inc.	5,665	222,691
Citrix Systems, Inc.	1,402	198,453
Comtech Telecommunications Corp.	136	1,807
Digital Turbine, Inc. (2)	11	47
DocuSign, Inc. (2)	821	75,860
DXC Technology Co.	1,189	15,516
Dynatrace, Inc. (2)	778	18,548
Enphase Energy, Inc. (2)	189	6,103
Fair Isaac Corp. (2)	70	21,538
Fortinet, Inc. (2)	977	98,843
Hackett Group, Inc./The	155	1,972
Hewlett Packard Enterprise Co.	11,593	112,568
HP, Inc.	2,468	42,844
Ichor Holdings, Ltd. (2)	108	2,069
Intel Corp.	13,340	721,961
International Business Machines Corp.	3,092	342,996
Intuit, Inc.	2,095	481,850
J2 Global, Inc.	359	26,871
Jabil, Inc.	1,543	37,927
KBR, Inc.	722	14,931
Kimball Electronics, Inc. (2)	23	251
KLA Corp.	1,495	214,891
Lam Research Corp.	1,638	393,120
Leidos Holdings, Inc.	543	49,766
Lumentum Holdings, Inc. (2)	320	23,584
Majesco (2)	78	426
Mastercard, Inc.	2,574	621,775
Maxim Integrated Products, Inc.	488	23,722
Methode Electronics, Inc.	493	13,030
Micron Technology, Inc. (2)	3,321	139,681
Microsoft Corp.	16,234	2,560,264
MicroStrategy, Inc. (2)	67	7,913
Motorola Solutions, Inc.	923	122,685
NCR Corp. (2)	465	8,231
NIC, Inc.	743	17,089
NortonLifeLock, Inc.	3,517	65,803
Nuance Communications, Inc. (2)	312	5,235
NVIDIA Corp.	1,832	482,915
OneSpan, Inc. (2)	172	3,122
Oracle Corp.	11,385	550,237
Paycom Software, Inc. (2)	275	55,553
Paylocity Holding Corp. (2)	16	1,413
PC Connection, Inc.	120	4,945
Perspecta, Inc.	1	18
Photronics, Inc. (2)	690	7,079
Priority Technology Holdings, Inc. (2)	100	194
Progress Software Corp.	1,743	55,776
Qorvo, Inc. (2)	335	27,011
QUALCOMM, Inc.	7,414	501,557
RingCentral, Inc. - Class A (2)	366	77,559
Sanmina Corp. (2)	586	15,986
ScanSource, Inc. (2)	229	4,898
Skyworks Solutions, Inc.	1,353	120,931
SMART Global Holdings, Inc. (2)	196	4,763
Sonim Technologies, Inc. (2)	372	260
SPS Commerce, Inc. (2)	326	15,162

SS&C Technologies Holdings, Inc.	1,814	79,489
Sykes Enterprises, Inc. (2)	181	4,909
SYNNEX Corp.	296	21,638
Synopsys, Inc. (2)	2,174	279,989
Teradyne, Inc.	1,119	60,616
TESSCO Technologies, Inc.	76	372
Texas Instruments, Inc.	5,189	518,537
Tyler Technologies, Inc. (2)	57	16,904
Unisys Corp. (2)	104	1,284
Visa, Inc.	37	5,961
Xerox Holdings Corp.	2,562	48,524
Zebra Technologies Corp. - Class A (2)	283	51,959

		13,953,197

Materials - 0.6%
Air Products and Chemicals, Inc.	336	67,069
Eastman Chemical Co.	1,002	46,673
Flotek Industries, Inc. (2)	965	859
FMC Corp.	856	69,927
FutureFuel Corp.	10	113
Hawkins, Inc.	22	783
Huntsman Corp.	236	3,405
Innospec, Inc.	47	3,266
Koppers Holdings, Inc. (2)	204	2,523
LyondellBasell Industries NV	3,070	152,364
Marrone Bio Innovations, Inc. (2)	1,328	1,085
NewMarket Corp.	2	766
Newmont Corp.	3,123	141,409
Olympic Steel, Inc.	169	1,749
Rayonier Advanced Materials, Inc.	121	128
Reliance Steel & Aluminum Co.	1,618	141,721
Royal Gold, Inc.	137	12,016
RPM International, Inc.	800	47,600
Ryerson Holding Corp. (2)	530	2,820
Sherwin-Williams Co./The	364	167,265
Stepan Co.	58	5,131
SunCoke Energy, Inc.	85	327
Trecora Resources (2)	86	512
Tredegar Corp.	526	8,221
Trinseo SA	52	942
Valvoline, Inc.	1,096	14,347
Warrior Met Coal, Inc.	365	3,876
Westrock Co.	2,612	73,815

		970,712

Real Estate Investment Trust - 1.2%
Agree Realty Corp.	150	9,285
Alexander's, Inc.	8	2,208
American Homes 4 Rent	2,111	48,975
American Tower Corp.	2,089	454,880
Apple Hospitality REIT, Inc.	5,213	47,803
Ashford Hospitality Trust, Inc.	2,204	1,629
AvalonBay Communities, Inc.	961	141,430
CatchMark Timber Trust, Inc.	384	2,772
CBL & Associates Properties, Inc.	1,741	348
Clipper Realty, Inc.	350	1,813
Colony Capital, Inc.	924	1,617
CorEnergy Infrastructure Trust, Inc.	7	129
CorePoint Lodging, Inc.	1,529	5,994
Corporate Office Properties Trust	1,005	22,241
EastGroup Properties, Inc.	90	9,403
Essex Property Trust, Inc.	1,729	380,795
eXp World Holdings, Inc. (2)	149	1,261
Gaming and Leisure Properties, Inc.	1,517	42,036
Getty Realty Corp.	231	5,484
Global Medical REIT, Inc.	19	192
Healthcare Realty Trust, Inc.	1,781	49,743
Healthcare Trust of America, Inc. - Class A	2,547	61,841
Highwoods Properties, Inc.	922	32,657
Kilroy Realty Corp.	130	8,281
Lamar Advertising Co.	1,184	60,716
Life Storage, Inc.	210	19,856
LTC Properties, Inc.	255	7,880
Maui Land & Pineapple Co., Inc. (2)	56	612
Mid-America Apartment Communities, Inc.	105	10,818
National Health Investors, Inc.	291	14,410

National Storage Affiliates Trust		1,118	33,093
Physicians Realty Trust		1,946	27,127
Piedmont Office Realty Trust, Inc.		1,140	20,132
PS Business Parks, Inc.		373	50,549
QTS Realty Trust, Inc.		154	8,934
RAIT Financial Trust (2)(3)		751	0
Realogy Holdings Corp.		318	957
Regency Centers Corp.		491	18,869
Ryman Hospitality Properties, Inc.		43	1,542
Service Properties Trust		2,481	13,397
Simon Property Group, Inc.		4,345	238,367
Spirit MTA Reit Liquidating Trust (2)		1,024	0
Summit Hotel Properties, Inc.		616	2,600
Tanger Factory Outlet Centers, Inc. (3)		1,098	5,490
Trinity Place Holdings, Inc. (2)		645	1,174
Uniti Group, Inc.		292	1,761
Urstadt Biddle Properties, Inc.		689	9,715
Xenia Hotels & Resorts, Inc.		2,094	21,568

			1,902,384

Utilities - 0.5%
Alliant Energy Corp.		21	1,014
American States Water Co.		9	736
Artesian Resources Corp.		27	1,009
Atlantic Power Corp. (2)		810	1,733
Consolidated Water Co., Ltd.		618	10,135
Entergy Corp.		2,657	249,678
Evergy, Inc.		3,891	214,200
MDU Resources Group, Inc.		5,726	123,109
NRG Energy, Inc.		1,017	27,723
PPL Corp.		5,288	130,508
Pure Cycle Corp. (2)		64	714
RGC Resources, Inc.		12	347
Spark Energy, Inc. - Class A		30	188
UGI Corp.		569	15,175
Unitil Corp.		444	23,221

			799,490

Total Common Stocks	(Cost	$51,844,007)	49,930,229

Registered Investment Companies - 39.0%

Baird Core Plus Bond Fund - Class I		441,279	5,070,301
Dodge & Cox Income Fund		307,283	4,240,502
DoubleLine Total Return Bond Fund - Class I		293,289	3,067,803
Frost Total Return Bond Fund - Class I		77,258	747,860
Guggenheim Total Return Bond Fund - Class I		84,954	2,361,716
iShares Core U.S. Aggregate Bond ETF (8)		95,162	10,978,840
iShares Short Treasury Bond ETF		38,250	4,246,515
PGIM Total Return Bond Fund - Class R6		321,379	4,467,172
Pioneer Bond Fund - Class Y		334,252	3,058,404
Segall Bryant & Hamill Plus Bond Fund - Class I		330,594	3,517,524
Vanguard Short-Term Bond ETF		98,000	8,053,640
Vanguard Total Bond Market ETF (8)		130,462	11,134,932

Total Registered Investment Companies	(Cost	$60,205,758)	60,945,209

Money Market Registered Investment Companies - 16.4%

Meeder Institutional Prime Money Market Fund, 0.75% (4)		25,551,936	25,528,939
Morgan Stanley Government Institutional Fund, 0.25% (3)		7,986	7,986

Total Money Market Registered Investment Companies	(Cost	$25,553,535)	25,536,925

Bank Obligations - 0.2%

Metro City Bank Deposit Account, 1.60%, 4/1/2020 (5)		246,314	246,314

Total Bank Obligations	(Cost	$246,314)	246,314

U.S. Government Obligations - 10.5%

U.S. Treasury Note, 2.25%, due 1/31/2024		5,601,200	6,011,882
U.S. Treasury Note, 2.625%, due 2/15/2029		2,334,200	2,728,279
U.S. Treasury Note, 1.50%, due 8/15/2026		1,806,900	1,918,208

U.S. Treasury Note, 2.25%, due 11/15/2025		3,668,300	4,031,118
U.S. Treasury Note, 2.125%, due 12/31/2022		1,634,000	1,716,848

Total U.S. Government Obligations	(Cost	$15,295,173)	16,406,335

Total Investments - 98.1%	(Cost	$153,144,787)	153,065,012

Other Assets less Liabilities - 1.9%			3,015,819

Total Net Assets - 100.0%			156,080,831

Trustee Deferred Compensation (6)

Meeder Balanced Fund - Retail Class		288	3,053
Meeder Dynamic Allocation Fund - Retail Class		678	6,427
Meeder Muirfield Fund - Retail Class		944	6,108
Meeder Conservative Allocation Fund - Retail Class		91	1,930

Total Trustee Deferred Compensation	(Cost	$19,880)	17,518

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
Mini MSCI EAFE Index Futures	25	6/19/2020	1,949,125	214,191
Mini MSCI Emerging Markets Index Futures	12	6/19/2020	505,740	35,906
Russell 2000 Mini Index Futures	(26)	6/19/2020	(1,491,880)	(137,521)
Standard & Poors 500 Mini Futures	(170)	6/19/2020	(21,842,450)	(1,179,179)
E-mini Standard & Poors MidCap 400 Futures	(41)	6/19/2020	(5,894,980)	(541,349)

Total Futures Contracts	(200)		(26,774,445)	(1,607,952)

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

  • Level 1 - quoted prices in active markets for identical securities

  • Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  • Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (10)
Level 1 - Quoted Prices	$136,412,363	$(1,607,952)
Level 2 - Other Significant Observable Inputs	16,652,649	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$153,065,012	$(1,607,952)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	All or a portion of this security is on loan.

(4)	Investment purchased as securities lending collateral. The yield shown represents the 7-day yield in effect at March 31, 2020.

(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2020.

(6)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at March 31, 2020. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(7)	Assets of affiliates to the Moderate Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)	Fair valued security deemed as Level 3 security.

(9)	Exchange-traded fund.

(10)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.